June 14, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:Oppenheimer Rochester Michigan Municipal Fund
         File Nos. 811-21880; 333-132782

To the Securities and Exchange Commission:

      An electronic ("EDGAR") filing is hereby made pursuant to the
Securities Act of 1933, as amended (the "1933 Act"), and the Investment
Company Act of 1940, as amended (the "1940 Act"), on behalf of Oppenheimer
Rochester Michigan Municipal Fund (the "Registrant"). This filing constitutes
Pre-Effective Amendment No. 3 under the 1933 Act and Amendment No. 3 under the 1940 Act (the "Amendment") to the Registrant's Registration Statement on
Form N-1A (the "Registration Statement").

      This amendment is being filed for the sole purpose of filing as
Exhibits the Opinion and Consent of Counsel and Independent Registered Public
Accounting Firm's Consent. We previously filed a request for acceleration of effectiveness for this Registration Statement in Pre-Effective Amendment No.
2.

      We request that you address any comments on this filing, to:

                  Nancy S. Vann
                  Vice President & Assistant Counsel
                  OppenheimerFunds, Inc.
                  Two World Financial Center
                  225 Liberty Street, 16th Floor
                  New York, New York 10281-1008
                  212-323-5089
                  nvann@oppenheimerfunds.com

Thank you.

                                          Sincerely,

                                        /s/ Taylor V. Edwards

                                          Taylor V. Edwards
                                          Assistant Vice President &
                                          Assistant Counsel

Attachments

cc: Vincent J. Di Stefano, Securities & Exchange Commission
    Mayer, Brown Rowe & Maw, LLP
    KPMG LLP
    Nancy S. Vann
    Gloria LaFond